Intangible Assets (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Patents [Member] | Maximum [Member]
Intangible assets estimated useful lives	5 years
Patents [Member] | Minimum [Member]
Intangible assets estimated useful lives	3 years
Trademarks [Member] | Maximum [Member]
Intangible assets estimated useful lives	5 years
Trademarks [Member] | Minimum [Member]
Intangible assets estimated useful lives	3 years